Warrant Liabilities - Schedule of Fair Value of the Warrant Liabilities (Details)	6 Months Ended
Jun. 30, 2026
March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities
Exercise Price [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	4.17
Exercise Price [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	4.17
Exercise Price [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	4.17
Warrant Expiration Date [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Warrant Expiration date	March 10, 2031
Warrant Expiration Date [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Warrant Expiration date	March 10, 2031
Warrant Expiration Date [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Warrant Expiration date	March 10, 2031
Stock Price [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	44.93
Stock Price [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	45.68
Stock Price [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities
Interest Rate (Annual) [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	0.0379
Interest Rate (Annual) [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	0.0387
Interest Rate (Annual) [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities
Volatility (Annual) [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	2.7295
Volatility (Annual) [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	2.7339
Volatility (Annual) [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities
Time to Maturity (Years) [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	5
Time to Maturity (Years) [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	4.99
Time to Maturity (Years) [Member] | March 10, 2031 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities
Calculated Value per Share [Member] | March 11, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	44.902
Calculated Value per Share [Member] | March 13, 2026 [Member]
Schedule of Fair Value of the Warrant Liabilities [Line Items]
Fair value of warrant liabilities	45.654